Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments [Abstract]
2023	$ 389,552
2024	565,587
2025	54,803
2026	0
2027	610,134
Thereafter	241,374
Total long-term debt	$ 1,861,450	$ 1,941,770